Chartered-in Vessels Chartered-in Vessels - Obligations Related to Finance Leases (Details) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended	36 Months Ended
	Sep. 30, 2019 USD ($) lease	Jan. 31, 2019	Sep. 30, 2019 USD ($) lease	Sep. 30, 2019 USD ($) lease	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Jan. 31, 2019
Obligations relating to Finance Leases [Line Items]
Amortization of Debt Issuance Costs				$ 6,722	$ 4,620
Repayments of Long-term Capital Lease Obligations				111,617	$ 0
Finance Lease, Liability	$ 1,428,146		$ 1,428,146	1,428,146		$ 1,298,556
Current obligations related to finance leases	69,661		69,661	69,661		81,219
Long-term obligations related to finance leases	$ 1,358,485		$ 1,358,485	$ 1,358,485		$ 1,217,337
Lessee, Finance Lease, Option to Extend		P5Y
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels	9		9	9		8
Finance Lease, Liability	$ 1,428,146		$ 1,428,146	$ 1,428,146		$ 1,274,569
Number of Lessors. | lease	9		9	9
Finance Lease, Liability, Payments, Remainder of Fiscal Year	$ 35,389		$ 35,389	$ 35,389
Finance Lease, Liability, Payments, Due Next Twelve Months						119,517
Finance Lease, Liability, Payments, Due Year Two	140,386		140,386	140,386		118,685
Finance Lease, Liability, Payments, Due Year Three	138,601		138,601	138,601		117,772
Finance Lease, Liability, Payments, Due Year Four	136,959		136,959	136,959		116,978
Finance Lease, Liability, Payments, Due Year Five	135,459		135,459	135,459		116,338
Finance Lease, Liability, Payments, Due after Year Five	1,330,378		1,330,378	1,330,378		1,120,670
Suezmax Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	0		0	$ 0		23,987
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate				5.20%
Finance Lease, Liability, Payment, Due	$ 1,900,000		$ 1,900,000	$ 1,900,000		1,700,000
Finance Lease, Interest Payment on Liability				489,000		435,300
Suezmax Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due						$ 24,200
Finance Lease, Interest Payment on Liability				$ 200
Minimum [Member] | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms							P7Y6M
Maximum [Member] | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms							P15Y
Variable Interest Entity, Primary Beneficiary [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors. | lease	7		7	7
Other Nonoperating Income (Expense) [Member]
Obligations relating to Finance Leases [Line Items]
Gain (Loss) on Termination of Lease			$ 1,400	$ 1,400
January 2019 Transaction [Member] | Yamal Spirit [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		P15Y
September 2019 Transaction [Member] | Torben Spirit [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	P7Y6M